As filed with the Securities and Exchange Commission on February 19, 2020

Securities Act File No. 333-167073

1940 Act File No. 811-22417

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
☒ Post-Effective Amendment No. 69 and/or REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
☒ Amendment No. 70

Destra Investment Trust
(Exact Name of Registrant as Specified in Charter)

444 West Lake Street, Suite 1700

Chicago, IL 60606-0070

(312) 843-6161

Jane Hong Shissler, Esq.

Destra Capital Management LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606-0070

Copy to:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago in the State of Illinois on the 19th day of February, 2020.

Destra Investment Trust

By:	/s/ Robert Watson
Name: Robert Watson Title: President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	/s/ Robert Watson	President	February 19, 2020
Robert Watson

	/s/ Derek Mullins	Treasurer	February 19, 2020
Derek Mullins

	* John S. Emrich	Trustee	February 19, 2020
John S. Emrich

	* Michael S. Erickson	Trustee	February 19, 2020
Michael S. Erickson

	* Jeffery S. Murphy	Trustee	February 19, 2020
Jeffery S. Murphy

	* Nicholas Dalmaso	Trustee	February 19, 2020
Nicholas Dalmaso

*By:	/s/ Robert Watson
Robert Watson
Attorney-In-Fact (pursuant to Power of Attorney)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase